Related Party Balances and Transactions	12 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 20 – RELATED PARTY BALANCES AND TRANSACTIONS

During the year ended 2019, the Group obtained a loan in the amount of $1,351,969 from one of its shareholders; this amount was repaid by June 30, 2019. At June 30, 2020, the Group had $8,475 receivable from a shareholder.